Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 141.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 36.5%
Aligned Data Centers International LP 7.799% due 05/16/2028 «~		$15,700	$15,744
Altice France SA
5.785% (EUR003M + 3.000%) due 02/02/2026 ~	EUR	4,300	4,002
8.285% (EUR003M + 5.500%) due 08/15/2028 ~		1,498	1,457
8.682% (US0003M + 4.000%) due 08/14/2026 ~		$5,491	4,823
9.802% due 08/15/2028 •		23,686	21,291
Bausch Health Cos., Inc. TBD% due 09/25/2030		9,600	9,252
Central Parent, Inc. 7.549% due 07/06/2029 ~		37,818	32,571
CIRCOR International, Inc. TBD% due 06/20/2029 «µ		734	748
Clover Holdings 2 LLC
TBD% due 12/10/2029 ~µ		3,583	3,530
8.295% due 12/09/2031 •		25,800	25,558
Clover Holdings SPV III LLC 15.000% due 12/09/2027		1,064	1,088
Comexposium
1.138% - 4.414% due 10/16/2031 «•	EUR	5,911	7,446
4.969% (EUR012M + 4.000%) due 03/28/2026 «~		60,261	75,911
4.969% due 03/28/2026 «•		6,732	8,480
CoreWeave Compute Acquisition Co. LLC
TBD% - 10.322% due 05/16/2029 «µ		$42,300	42,490
13.908% - 13.950% due 06/30/2028 «		11,963	12,592
Databricks, Inc.
TBD% due 01/03/2031 «µ		1,649	1,661
8.823% due 01/03/2031 «		7,451	7,507
Envision Healthcare Corp.
11.152% due 07/20/2026 «		6,123	6,123
12.277% due 11/03/2028 «		66,104	67,095
12.575% due 12/30/2027		15,500	15,585
Espai Barca Fondo De Titulizacion TBD% - 5.000% (Euribor 6MO) due 06/30/2028 «~	EUR	13,494	16,970
Forward Air Corp. 8.791% due 12/19/2030 ~		$14,361	13,979
Galaxy U.S. Opco, Inc.
9.041% - 9.291% due 07/31/2030 ~		13,180	11,146
9.041% - 9.291% due 07/31/2030		4,352	3,681
Gateway Casinos & Entertainment Ltd. 10.545% due 12/18/2030		40,195	40,697
GIP II Blue Holding LP 8.075% due 09/29/2028		1	1
Harp Finco Ltd. TBD% - 9.956% due 01/30/2032 «	GBP	10,135	12,829
Hudson's Bay Co. TBD% due 04/03/2026 «		$4,666	4,600
iHeartCommunications, Inc. 10.209% due 05/01/2029		4,788	3,904
Ivanti Software, Inc. 8.817% due 12/01/2027 «~		23,647	18,275
J&J Ventures Gaming LLC 9.439% due 04/26/2028 «~		14,298	14,425
Lealand Finance Co. BV 7.439% due 06/30/2027 ~		171	90
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% due 12/31/2027 ~		2,687	1,169
Lifepoint Health, Inc. 8.052% due 05/17/2031 ~		7,012	6,817
Lumen Technologies, Inc.
6.789% due 04/15/2029 •		5,000	4,818
6.789% due 04/15/2030 •		25,775	24,804
M BB Grove LLC TBD% - 11.321% due 04/07/2027 «µ(l)		54,882	54,872
Merrill Lynch Mortgage Investors Trust 8.000% due 06/01/2049 «		3,063	2,735
MPH Acquisition Holdings LLC 9.149% due 12/31/2030		3,400	2,806
Newfold Digital 7.929% due 02/10/2028 «~		25,534	19,023
Numericable Group SA
TBD% due 07/31/2025	EUR	300	279
7.432% (US0003M + 2.750%) due 07/31/2025 ~		$2,100	1,827

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Obol France 3 SAS 8.058% (EUR003M + 5.000%) due 12/31/2028 ~	EUR	7,945	8,214
Ocs Group Holdings Ltd. 10.450% due 11/27/2031 ~	GBP	25,200	32,532
Peraton Corp. 8.175% due 02/01/2028		$21,243	18,955
Polaris Newco LLC 8.302% due 06/02/2028 ~		798	766
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	33,760	25,810
Project Quasar Pledgco SLU 5.642% (EUR001M + 3.250%) due 03/15/2026 «~		9,208	9,408
Promotora de Informaciones SA 7.964% (EUR003M + 5.220%) due 12/31/2026 ~		75,503	80,611
Promotora de Informaciones SA (5.714% Cash and 5.000% PIK) 10.714% (EUR003M + 2.970%) due 06/30/2027 ~		2,944	3,079
PURIS LLC 10.049% - 10.055% due 06/30/2031 «		$8,320	8,350
Quantum Bidco Ltd. 10.231% due 01/31/2028	GBP	6,000	7,731
SCUR-Alpha 1503 GmbH
8.112% (EUR003M + 5.500%) due 03/29/2030 ~	EUR	2,500	2,622
9.791% due 03/29/2030 ~		$28,148	26,314
Softbank Vision Fund II 6.000% due 12/23/2025 «•		24,457	24,235
Spruce Bidco, Inc.
TBD% due 01/30/2032 «µ		1,161	1,146
6.000% due 02/02/2032 «	JPY	99,722	657
7.723% due 01/30/2032 «	CAD	930	638
9.325% due 01/30/2032 «		$5,151	5,087
Steenbok Lux Finco 2 SARL
10.000% due 06/30/2026	EUR	48,554	8,691
10.000% due 06/30/2026 •		105,658	40,109
10.000% due 06/30/2026 ~		13,589	4,048
Subcalidora 2 SARL 8.105% (EUR003M + 5.750%) due 08/14/2029 «~		27,536	29,924
Syniverse Holdings, Inc. 11.299% due 05/13/2027 •		$55,719	54,838
Team Health Holdings, Inc. 9.541% due 03/02/2027 ~		2,791	2,724
Thames Water Utilities Ltd. TBD% - 5.475% due 11/28/2025	GBP	9,799	9,858
The Stepstone Group MidCo 2 GMBH
TBD% due 12/04/2031 ~	EUR	21,800	23,512
TBD% due 12/04/2031 ~		$6,000	5,933
Transnet SOC Ltd. 11.558% (JIBA3M + 4.000%) due 03/02/2028 «~	ZAR	179,175	9,675
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		$77,010	72,020
Ubisoft Entertainment SA
TBD% due 12/21/2025 «	EUR	12,800	13,495
TBD% due 12/22/2025 «(l)		9,000	9,318
Unicorn Bay 13.000% due 12/31/2026 «	HKD	224,389	28,981
VEON Ltd. TBD% due 03/25/2027 «		$14,900	14,677
Walgreens Magnolia 6.000% due 03/06/2030 «		473	462
Westmoreland Coal Co. 8.000% due 03/15/2029 «		2,730	1,024
X Corp. 10.949% due 10/26/2029 ~		33,900	33,731

Total Loan Participations and Assignments (Cost $1,299,881)			1,243,876

CORPORATE BONDS & NOTES 26.3%
BANKING & FINANCE 5.1%
ADLER Real Estate GmbH 3.000% due 04/27/2026 (m)	EUR	9,400	9,956
Alamo Re Ltd.
12.042% due 06/07/2027 ~		$950	997
15.542% due 06/08/2026 ~		450	473
Ambac Assurance Corp. 5.100% due 12/31/2099 (j)		239	329
Armor Holdco, Inc. 8.500% due 11/15/2029 (m)		5,800	5,639
Armor RE Ltd.
12.792% due 01/07/2032 •		500	507
14.542% due 05/07/2031 ~		300	316
Bayou Re Ltd. 22.782% due 04/30/2031 ~		400	450
Bonanza RE Ltd. 4.282% due 01/08/2026 ~		350	285
Cape Lookout Re Ltd. 12.282% due 04/05/2027 •		3,600	3,701

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Charles River Re Ltd. 11.042% due 05/10/2031 •		250	255
Claveau Re Ltd. 21.542% due 07/08/2028 ~		2,646	860
Corestate Capital Holding SA (10.000% Cash or 11.000% PIK) 10.000% due 12/31/2026 (d)	EUR	349	340
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)		1,322	579
Country Garden Holdings Co. Ltd.
3.875% due 10/22/2030 ^(e)		$300	30
6.150% due 09/17/2025 ^(e)(m)		1,000	98
Credit Suisse AG AT1 Claim		200	24
East Lane Re Ltd. 13.542% due 03/31/2026 ~		500	504
Everglades Re Ltd.
14.792% due 05/13/2031 •		500	528
15.792% due 05/13/2031 •		500	528
17.042% due 05/13/2027 •		500	525
Fairfax India Holdings Corp. 5.000% due 02/26/2028 (m)		12,400	11,564
GN Bondco LLC 9.500% due 10/15/2031 (m)		17,720	17,742
Greengrove RE Ltd. 12.042% due 04/08/2032 •		650	652
Hestia Re Ltd.
11.042% due 03/13/2032 ~		300	300
12.542% due 03/13/2032 ~		400	399
14.362% due 04/22/2025 ~		3,520	3,326
Integrity RE Ltd.
12.282% due 06/06/2027 ~		300	300
14.032% due 06/06/2027 •		300	299
16.532% due 06/06/2028 ~		600	604
Integrity Re Ltd.
21.292% due 06/08/2026 •		1,750	1,887
27.292% due 06/08/2026 ~		1,750	1,816
Integrity RE Ltd. 29.782% due 06/06/2027 ~		600	597
Long Walk Reinsurance Ltd. 14.032% due 01/30/2031 •		3,500	3,555
Longleaf Pine Re Ltd. 21.792% due 05/27/2031 ~		570	604
Nature Coast Re Ltd. 14.032% (T-BILL 3MO + 9.750%) due 04/10/2029 ~(c)		300	300
Orange Capital RE DAC 8.678% due 01/17/2029 ~	EUR	300	326
Palm RE Ltd. 13.792% due 06/09/2031 •		$250	264
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (h)(m)		8,059	5,684
Polestar Re Ltd.
14.792% due 01/07/2028 •		1,300	1,344
17.542% due 01/07/2027 •		3,500	3,622
Purple Re Ltd. 13.282% due 06/07/2027 •		600	634
Quercus Re DAC 10.606% due 01/06/2031 ~	EUR	450	506
Sabine Re Ltd. 12.532% due 04/07/2031 ~		$400	415
Sanders Re Ltd. 17.292% due 04/09/2029 •		6,399	6,366
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (d)		12	1
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (d)		12	1
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (d)		23	3
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (d)		35	4
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (d)		35	4
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (d)		17	2
Titanium 2l Bondco SARL 6.250% due 01/14/2031 (m)	EUR	40,173	13,570
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		$800	836
11.532% due 06/07/2027 •		500	526
13.282% due 06/05/2026 •		600	624
Uniti Group LP
6.000% due 01/15/2030 (m)		37,876	32,830
6.500% due 02/15/2029 (m)		8,150	7,332
10.500% due 02/15/2028 (m)		9,795	10,413
Ursa Re Ltd.
11.782% due 02/22/2028 ~		1,900	1,922
13.542% due 12/07/2028 •		4,200	4,452

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Veraison Re Ltd.
9.292% due 03/08/2033 ~		450	451
16.824% due 03/10/2031 •		3,100	3,300
Voyager Aviation Holdings LLC 8.500% due 05/09/2026 ^«(e)		10,025	0
Windmill Re DAC 7.986% due 07/05/2028 ~	EUR	250	275
Winston RE Ltd.
10.792% due 02/21/2028 ~		$300	300
14.532% due 02/26/2031 •		450	476
16.032% due 02/26/2031 •		2,800	2,939
Yosemite Re Ltd. 14.887% due 06/06/2025 ~		3,730	3,779

			174,070

INDUSTRIALS 18.1%
Altice France Holding SA
4.000% due 02/15/2028	EUR	6,600	2,170
6.000% due 02/15/2028		$5,200	1,527
8.000% due 05/15/2027	EUR	21,550	7,130
10.500% due 05/15/2027		$48,850	14,344
Altice France SA
3.375% due 01/15/2028	EUR	100	86
4.000% due 07/15/2029		2,000	1,727
4.250% due 10/15/2029		300	260
5.125% due 01/15/2029		$1,750	1,376
5.125% due 07/15/2029		13,731	10,775
5.500% due 01/15/2028		5,300	4,242
5.500% due 10/15/2029		6,748	5,357
5.875% due 02/01/2027	EUR	350	338
8.125% due 02/01/2027		$6,700	5,996
ams-OSRAM AG
10.500% due 03/30/2029 (m)	EUR	16,200	17,708
12.250% due 03/30/2029 (m)		$14,830	15,255
B.C. Ltd. 10.000% due 04/15/2032 (c)		7,000	6,965
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (d)(m)		5,083	5,386
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (d)(m)		4,332	4,740
Central Parent LLC 8.000% due 06/15/2029 (m)		9,400	8,260
Cheplapharm Arzneimittel GmbH
4.375% due 01/15/2028 (m)	EUR	13,400	13,240
5.500% due 01/15/2028 (m)		$19,700	17,647
7.500% due 05/15/2030	EUR	2,400	2,401
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (d)		$8,197	4,924
DISH DBS Corp.
5.250% due 12/01/2026		41,888	38,529
5.750% due 12/01/2028		41,580	35,144
Ecopetrol SA
7.750% due 02/01/2032		2,900	2,849
8.375% due 01/19/2036 (m)		1,030	1,004
8.875% due 01/13/2033 (m)		2,000	2,065
ELO SACA
2.875% due 01/29/2026 (m)	EUR	3,800	4,032
3.250% due 07/23/2027 (m)		11,800	12,132
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (d)		$9	1
Greene King Finance PLC 6.679% due 03/15/2036 ~	GBP	200	216
Incora Intermediate LLC 0.000% due 01/31/2030 «(d)		$36,679	36,679
Incora Top Holdco LLC 0.000% due 01/30/2033 ^«(e)(l)		27,253	39,383
Intelsat Jackson Holdings SA 6.500% due 03/15/2030 (m)		47,998	45,720
JetBlue Airways Corp. 9.875% due 09/20/2031 (m)		13,293	13,133
MPH Acquisition Holdings LLC 5.750% due 12/31/2030 (m)		21,798	15,829
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (d)(m)		2,653	2,307
National Collegiate Student Loan Trust 4.854% due 06/01/2045		50	41
Newfold Digital Holdings Group, Inc.
6.000% due 02/15/2029 «		16,530	9,918
11.750% due 10/15/2028 «		4,500	3,690
NPC Ukrenergo 6.875% due 11/09/2028		1,800	1,413
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(e)		440	61
6.000% due 11/15/2026 ^(e)		430	60

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Prime Healthcare Services, Inc. 9.375% due 09/01/2029 (m)		15,200	14,358
ProFrac Holdings LLC 11.538% due 01/23/2029 ~(m)		12,473	12,910
Rivian Holdings LLC 10.502% due 10/15/2026 ~(m)		20,435	20,613
Thames Water Utilities Finance PLC
0.875% due 01/31/2028	EUR	1,400	1,109
1.250% due 01/31/2032		100	79
1.604% due 12/23/2027		$600	430
2.375% due 04/22/2040	GBP	200	189
2.625% due 01/24/2032		400	377
3.500% due 02/25/2028		400	379
4.000% due 04/18/2027	EUR	800	645
4.375% due 01/18/2031		1,400	1,120
4.375% due 07/03/2034	GBP	1,000	959
4.625% due 06/04/2046		1,000	961
5.125% due 09/28/2037		400	384
5.500% due 02/11/2041		1,800	1,755
7.125% due 04/30/2031		400	394
7.750% due 04/30/2044		284	285
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (h)		145	151
Toll Road Investors Partnership LP 0.000% due 02/15/2043 (h)		$56,176	18,257
Topaz Solar Farms LLC 4.875% due 09/30/2039 (m)		1,907	1,704
U.S. Renal Care, Inc. 10.625% due 06/28/2028 (m)		21,341	18,246
Ubisoft Entertainment SA 0.878% due 11/24/2027	EUR	5,800	5,678
Vale SA 0.000% due 12/29/2049 ~(j)	BRL	313,730	18,865
Venture Global LNG, Inc.
9.500% due 02/01/2029 (m)		$12,119	13,003
9.875% due 02/01/2032 (m)		7,070	7,513
Viridien
7.750% due 04/01/2027	EUR	4,900	5,401
8.500% due 10/15/2030		10,000	11,105
8.750% due 04/01/2027		$2,545	2,601
10.000% due 10/15/2030		8,150	8,359
Wayfair LLC 7.750% due 09/15/2030		800	774
Woolworths Holdings Ltd. 0.000% due 05/01/2026 «		22,300	22,326
Xerox Corp.
10.250% due 10/15/2030 (c)		2,100	2,089
13.500% due 04/15/2031 (c)		2,300	2,205
Yinson Boronia Production BV 8.947% due 07/31/2042 (m)		6,641	7,016

			618,300

UTILITIES 3.1%
Edison International 6.250% due 03/15/2030 (m)		900	912
NGD Holdings BV 6.750% due 12/31/2026 (m)		1,054	949
Oi SA (10.000% Cash or 6.000% PIK and 7.500% Cash or 13.500% PIK) 10.000% due 06/30/2027 (d)(m)		63,774	53,332
Oi SA (8.500% PIK) 8.500% due 12/31/2028 (d)		135,498	14,227
Peru LNG SRL 5.375% due 03/22/2030 (m)		28,562	26,528
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		7,300	7,639

			103,587

Total Corporate Bonds & Notes (Cost $1,041,619)			895,957

CONVERTIBLE BONDS & NOTES 0.6%
BANKING & FINANCE 0.5%
Corestate Capital Holding SA (8.000% Cash or 9.000% PIK) 8.000% due 12/31/2026 (d)	EUR	783	343
PennyMac Corp. 5.500% due 03/15/2026 (m)		$18,075	17,975

			18,318

INDUSTRIALS 0.1%
DISH Network Corp. 3.375% due 08/15/2026		3,300	2,764

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Total Convertible Bonds & Notes (Cost $22,474)			21,082

MUNICIPAL BONDS & NOTES 0.3%
MICHIGAN 0.3%
Detroit, Michigan General Obligation Bonds, Series 2014 4.000% due 04/01/2044		7,200	5,762
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2046 (h)		43,500	5,848

			11,610

WEST VIRGINIA 0.0%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (h)		1,200	113

Total Municipal Bonds & Notes (Cost $12,243)			11,723

U.S. GOVERNMENT AGENCIES 2.9%
Fannie Mae
0.000% due 02/25/2052 •(a)		184,654	1,483
1.500% due 02/25/2036 (a)(m)		8,957	390
4.000% due 09/25/2051 (a)(m)		22,055	4,753
Freddie Mac
0.700% due 11/25/2055 ~(a)(m)		61,139	3,755
2.010% due 11/25/2045 ~(a)		24,637	1,189
2.187% due 08/15/2026 •(a)		205	4
3.000% due 02/25/2051 (a)(m)		7,046	1,216
3.120% due 10/25/2058 ~		3,194	1,333
3.780% due 05/25/2064 ~		7,199	3,546
3.904% due 05/25/2057 •(m)		34,998	14,384
4.392% due 11/25/2059 ~(m)		20,449	9,268
4.500% due 12/25/2050 (a)(m)		3,369	823
4.521% due 11/25/2061 ~(a)		19,246	7,328
5.000% due 04/25/2062 ~(m)		6,500	5,677
5.517% due 05/25/2060 ~		3,254	1,704
9.840% due 01/25/2034 •(m)		14,300	16,538
10.590% due 09/25/2041 •(m)		3,700	3,868
11.840% due 10/25/2041 •(m)		20,205	21,518
12.840% due 02/25/2042 ~(m)		1,600	1,731

Total U.S. Government Agencies (Cost $106,501)			100,508

NON-AGENCY MORTGAGE-BACKED SECURITIES 35.5%
1211 Avenue of the Americas Trust 4.142% due 08/10/2035 •		3,000	2,832
225 Liberty Street Trust
3.597% due 02/10/2036 (m)		3,500	3,311
4.649% due 02/10/2036 ~(m)		7,616	6,747
280 Park Avenue Mortgage Trust
6.741% due 09/15/2034 •(m)		9,645	9,302
7.449% due 09/15/2034 •(m)		7,233	6,945
Adjustable Rate Mortgage Trust
4.975% due 02/25/2036 •		29	18
5.435% due 10/25/2035 •(m)		1,586	1,441
5.455% due 11/25/2035 •(m)		1,550	1,619
5.585% due 01/25/2035 •(m)		1,688	1,553
6.235% due 02/25/2035 •(m)		1,301	1,257
Alba PLC
0.000% due 12/15/2038 (h)	GBP	0	23
9.578% due 12/15/2038 •		3,491	2,936
Anthracite Ltd. 5.678% due 06/20/2041		$6,135	0
Arima Mortgages PLC
0.000% due 07/28/2056 «(b)(h)	GBP	45,239	50,051
0.000% due 07/28/2056 «(a)(h)		9,500	17,008
Ashford Hospitality Trust 7.592% due 04/15/2035 •(m)		$15,356	15,339
Atrium Hotel Portfolio Trust 7.667% due 12/15/2036 •(m)		20,936	19,631
BAMLL Commercial Mortgage Securities Trust
2.627% due 01/15/2032 (m)		11,620	10,403
3.606% due 08/14/2034 ~(m)		6,216	1,772
8.184% due 09/15/2038 •(m)		24,820	21,222
BAMLL Re-REMIC Trust 5.618% due 06/17/2050 ~(m)		3,000	688
Banc of America Funding Trust
1.311% due 10/25/2036 •		18,079	6,916
3.875% due 02/27/2037 ~(m)		2,782	2,777
4.425% due 08/25/2047 ~(m)		1,242	1,046
6.000% due 07/25/2036 (m)		2,286	1,740
Banc of America Mortgage Trust
5.750% due 07/20/2032 ~		17	16
6.746% due 06/25/2034 ~		114	95

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Barclays Commercial Mortgage Securities Trust
3.688% due 02/15/2053 •(m)		6,000	4,035
8.167% due 07/15/2037 •(m)		5,300	4,462
Barclays Commercial Real Estate Trust 4.563% due 08/10/2033 •(m)		15,960	10,496
BCAP LLC Trust
3.598% due 05/26/2037 ~		2,238	2,081
3.659% due 08/28/2037 •(m)		11,038	7,359
6.000% due 05/26/2037 ~(m)		6,049	4,894
6.500% due 06/26/2037 ~		1,959	471
Bear Stearns ALT-A Trust 5.699% due 06/25/2034 ~		90	33
Bear Stearns Commercial Mortgage Securities Trust 5.657% due 10/12/2041 •		19	19
Beast Mortgage Trust
5.484% due 03/15/2036 •(m)		6,700	6,079
8.884% due 03/15/2036 ~(m)		3,125	1,650
Benchmark Mortgage Trust
2.994% due 04/15/2054 «•		2,000	1,415
3.294% due 12/15/2062 •		1,300	68
Beneria Cowen & Pritzer Collateral Funding Corp.
5.233% due 06/15/2038 •(m)		800	725
8.072% due 06/15/2038 •(m)		4,900	1,047
9.068% due 06/15/2038 •(m)		7,000	746
BFLD Trust
7.384% due 10/15/2035 •		950	23
8.134% due 10/15/2035 •(m)		7,000	110
8.634% due 10/15/2035 •		5,130	25
BMO Mortgage Trust 3.269% due 02/17/2055 ~(m)		12,569	10,750
Bridgegate Funding PLC
0.000% due 10/16/2062 ~(m)	GBP	25,556	29,058
0.000% due 10/16/2062 ~		13,289	5,960
0.000% due 10/16/2062 (h)		3,705	0
10.556% due 10/16/2062 ~(m)		15,333	19,707
13.567% due 10/16/2062 •(m)		7,667	11,337
BWAY Mortgage Trust
8.284% due 09/15/2036 •(m)		$7,654	5,922
9.284% due 09/15/2036 •(m)		6,611	4,804
10.284% due 09/15/2036 •(m)		3,000	2,039
BX Trust
7.359% due 01/17/2039 ~(m)		10,250	9,804
7.537% due 05/15/2035 •(m)		5,345	5,339
CALI Mortgage Trust 3.957% due 03/10/2039 (m)		3,635	3,378
CD Mortgage Trust 5.688% due 10/15/2048		212	198
Chase Mortgage Finance Trust 4.732% due 03/25/2037 ~		35	32
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.805% due 01/25/2036 •(m)		3,103	2,270
Citigroup Commercial Mortgage Trust
3.790% due 12/15/2072 ~		6,600	1,805
3.790% due 12/15/2072 •		2,800	430
8.134% due 10/15/2036 •(m)		13,140	12,851
Citigroup Mortgage Loan Trust
4.250% due 02/25/2054 •(m)		13,555	12,840
4.785% due 11/25/2036 •(m)		3,729	2,923
5.391% due 11/25/2036 •		455	306
6.000% due 08/25/2035 (m)		3,076	2,547
6.759% due 08/25/2035 •(m)		2,653	2,470
Colony Mortgage Capital Ltd.
6.704% due 11/15/2038 •		1,600	1,518
7.400% due 11/15/2038 ~(m)		10,750	9,687
8.096% due 11/15/2038 •(m)		12,700	10,990
COLT Mortgage Loan Trust Pass-Through Certificates 2.695% due 05/25/2065 •(m)		1,156	912
Commercial Mortgage Trust
1.213% due 10/10/2048 •(a)(m)		28,636	110
2.819% due 01/10/2039 (m)		1,500	1,406
5.478% due 06/10/2044 ~(m)		1,340	1,236
10.434% due 12/15/2038 •(m)		5,260	4,230
Connecticut Avenue Securities Trust
10.340% due 10/25/2041 •(m)		23,685	24,691
10.340% due 12/25/2041 •		900	943
Countrywide Alternative Loan Trust
4.815% due 07/25/2046 ~(m)		743	780
4.855% due 05/25/2047 •(m)		2,772	1,831
4.915% due 12/25/2046 •		183	115
5.214% due 12/20/2035 •		318	95
8.203% due 02/25/2035 ~		175	120
Countrywide Home Loan Mortgage Pass-Through Trust
5.135% due 05/25/2035 •(m)		2,172	1,557
5.135% due 05/25/2035 ~(m)		1,886	1,384
5.459% due 09/20/2036 ~		63	56

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Credit Suisse Commercial Mortgage Trust 5.501% due 06/15/2034 •(m)		4,573	4,377
Credit Suisse First Boston Mortgage Securities Corp.
4.981% due 07/15/2037 ~		17	15
5.155% due 12/25/2033 ~		502	465
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates 7.500% due 10/25/2032		522	332
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.716% due 08/15/2037 •(m)		3,580	3,485
3.778% due 11/10/2032 •		4,900	983
4.276% due 10/27/2036 •(m)		12,121	8,339
4.590% due 11/27/2037 •(m)		3,704	3,557
4.654% due 12/27/2036 •		2,067	509
5.181% due 01/15/2049 ~(m)		8,570	5,616
5.818% due 01/15/2049 •(m)		2,500	551
5.834% due 07/15/2038 •(m)		6,010	5,430
6.500% due 07/25/2036		488	111
7.744% due 07/15/2032 ~(m)		10,000	9,982
8.182% due 06/27/2037 •		1,098	839
8.794% due 07/15/2032 •(m)		22,329	22,166
CTDL Trust 4.750% due 05/25/2055 ~(m)		894	818
DBGS Mortgage Trust
4.195% due 04/10/2037 •(m)		21,777	15,289
8.584% due 10/15/2036 •(m)		6,000	4,231
Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates 4.312% due 09/28/2036 ~(m)		3,210	2,378
DOLP Trust 3.704% due 05/10/2041 •(m)		15,450	9,784
DROP Mortgage Trust 7.183% due 10/15/2043 •(m)		5,806	4,962
Eleven Madison Mortgage Trust 3.555% due 09/10/2035 ~(m)		2,575	2,541
Eurosail PLC
3.393% due 03/13/2045 •	EUR	250	238
4.880% due 06/13/2045 •(m)	GBP	1,792	2,244
5.930% due 06/13/2045 •(m)		5,421	5,730
8.080% due 06/13/2045 •(m)		1,525	1,482
8.580% due 06/13/2045 •(m)		1,781	1,896
Extended Stay America Trust 8.133% due 07/15/2038 ~(m)		$19,077	19,102
FIAC 0.000% due 06/25/2039 «	GBP	1,000	0
Fremont Home Loan Trust 6.535% due 01/25/2034 •(m)		$1,883	1,620
GC Pastor Hipotecario FTA 2.596% due 06/21/2046 •(m)	EUR	2,647	2,625
GMAC Commercial Mortgage Asset Corp. 5.550% due 08/10/2038		$727	693
Great Hall Mortgages PLC 0.000% due 06/25/2039 «	GBP	1,000	11,231
GreenPoint Mortgage Funding Trust 4.975% due 10/25/2045 •(m)		$15,976	10,539
GS Mortgage Securities Corp. Trust 7.840% due 12/15/2036 •(m)		8,534	8,144
GS Mortgage Securities Trust 3.805% due 10/10/2035 ~(m)		3,000	2,736
GS Mortgage-Backed Securities Corp. Trust
0.000% due 12/25/2060 ~(a)		95,107	2,780
0.010% due 12/25/2060 ~		86	82
0.165% due 12/25/2060 ~(a)		82,347	553
3.970% due 12/25/2060 ~(m)		20,531	13,668
GS Mortgage-Backed Securities Trust
0.000% due 07/25/2059 ~(a)		77,173	706
3.793% due 07/25/2059 ~(m)		6,871	4,634
GSMSC Resecuritization Trust 2.787% due 09/26/2037 ~(m)		39,114	15,110
HarborView Mortgage Loan Trust
4.911% due 12/19/2036 •(m)		2,216	2,094
5.091% due 03/19/2035 •(m)		1,416	1,278
Hilton USA Trust
2.828% due 11/05/2035		1,000	829
5.519% due 11/05/2035		3,000	126
6.155% due 11/05/2035		1,250	9
HSI Asset Loan Obligation Trust 6.500% due 06/25/2037 (m)		6,685	2,551
Impac CMB Trust
4.715% due 11/25/2035 •		933	827
4.955% due 11/25/2035 •(m)		8,380	7,476
JP Morgan Alternative Loan Trust
4.799% due 12/25/2036 •(m)		12,407	10,037
4.855% due 03/25/2037 •(m)		1,467	1,209
JP Morgan Chase Commercial Mortgage Securities Trust
3.500% due 07/15/2047 ~(m)		1,846	175
3.500% due 07/15/2047 ~		2,981	189
3.500% due 07/15/2047 •		2,389	78

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

3.861% due 12/05/2038 ~		2,400	412
3.861% due 12/05/2038 •		450	47
5.618% due 06/15/2049 •		14,800	3,396
5.734% due 03/15/2036 ~(m)		1,400	1,282
5.934% due 09/15/2029 ~		648	621
7.183% due 12/15/2036 •		4,240	45
7.617% due 02/15/2035 ~(m)		20,652	19,872
8.074% due 06/15/2038 ~(m)		5,000	3,806
8.099% due 11/15/2038 •(m)		12,000	11,928
8.284% due 03/15/2036 ~(m)		5,000	2,009
8.617% due 02/15/2035 •(m)		7,734	7,431
8.849% due 11/15/2038 •(m)		2,756	2,727
9.284% due 03/15/2036 ~		400	62
10.974% due 11/15/2038 •		21,526	20,659
JP Morgan Mortgage Trust 6.142% due 06/25/2036 •		6	4
JP Morgan Resecuritization Trust 0.000% due 05/26/2036 •(a)(m)		7,400	1,445
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		400	31,475
KREST Commercial Mortgage Securities Trust 2.927% due 11/05/2044 •(m)		22,339	13,836
Ludgate Funding PLC 0.000% due 12/01/2060 «~	GBP	750,000	1,176
Mansard Mortgages PLC 8.188% due 10/15/2048 •(m)		1,913	2,241
MASTR Adjustable Rate Mortgages Trust 4.905% due 04/25/2035 ~		$707	506
Merrill Lynch Mortgage Investors Trust
5.170% due 07/25/2029 •		276	255
5.785% due 07/25/2029 •		28	19
MFT Trust 3.477% due 02/10/2042 ~(m)		15,386	9,266
Morgan Stanley Capital Trust
3.912% due 09/09/2032 (m)		12,000	10,796
5.217% due 08/15/2033 •(m)		6,331	5,218
5.934% due 05/15/2036 •(m)		4,500	477
6.317% due 06/15/2035 •		1,200	145
6.817% due 11/15/2034 •(m)		2,500	2,403
7.767% due 11/15/2034 •(m)		21,060	20,206
8.967% due 11/15/2034 •(m)		6,258	5,989
Morgan Stanley Mortgage Capital Holdings Trust 3.740% due 09/13/2039 ~(m)		8,006	6,813
Morgan Stanley Mortgage Loan Trust 6.460% due 07/25/2034 •		372	370
Morgan Stanley Re-REMIC Trust 4.273% due 06/26/2046 •(m)		9,088	8,148
Morgan Stanley Residential Mortgage Loan Trust
0.325% due 01/25/2070 «~(a)		101,600	711
1.358% due 01/25/2070 «~(a)		101,600	3,552
7.152% due 01/25/2070 «~		3,262	3,078
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		14	14
Mortgage Funding PLC 7.780% due 03/13/2046 •(m)	GBP	1,700	2,195
MortgageIT Mortgage Loan Trust 5.095% due 05/25/2035 •		$4	4
MRCD Mortgage Trust
2.718% due 12/15/2036 (m)		11,000	6,017
4.250% due 12/15/2036 (m)		12,000	4,450
4.250% due 12/15/2036 ~(m)		5,500	558
MSDB Trust 3.316% due 07/11/2039 ~(m)		3,500	3,293
Natixis Commercial Mortgage Securities Trust
3.796% due 11/15/2032 ~(m)		5,531	4,480
4.058% due 04/10/2037 ~(m)		7,000	4,501
8.264% due 03/15/2035 •(m)		3,713	3,729
9.512% due 03/15/2035 •(m)		7,463	7,509
New Residential Mortgage Loan Trust
0.250% due 01/25/2065 ~(a)		286,451	1,896
1.226% due 01/25/2065 ~(a)		286,451	8,653
3.990% due 07/25/2059 ~(m)		22,875	16,485
7.053% due 01/25/2065 •		10,971	10,326
New York Mortgage Trust 6.558% due 08/25/2061 þ(m)		4,623	4,532
Nomura Resecuritization Trust
3.696% due 07/26/2035 •		236	207
4.262% due 10/26/2036 •(m)		7,301	6,506
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 5.485% due 04/25/2035 •(m)		145	146
RBSSP Resecuritization Trust 5.134% due 10/26/2037 •(m)		2,364	1,189
Residential Accredit Loans, Inc. Trust 6.000% due 01/25/2037		115	91
Residential Asset Securitization Trust 5.750% due 03/25/2037		1,793	532

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Sequoia Mortgage Trust
5.379% due 10/20/2035 •		42	37
5.409% due 07/20/2033 •		25	23
5.889% due 12/20/2032 •		128	100
SFO Commercial Mortgage Trust 7.333% due 05/15/2038 •(m)		10,000	9,035
SMRT Commercial Mortgage Trust
7.020% due 01/15/2039 •(m)		11,350	10,960
7.670% due 01/15/2039 •(m)		5,442	5,164
Soho Trust
2.697% due 08/10/2038 ~		1,530	1,154
2.697% due 08/10/2038 ~(m)		12,096	8,832
Starwood Commercial Mortgage Trust
7.484% due 04/15/2034 ~(m)		7,024	6,857
8.484% due 04/15/2034 •(m)		6,612	6,508
Starwood Mortgage Residential Trust 3.935% due 11/25/2066 ~		800	575
Stratton Mortgage Funding PLC
0.000% due 06/28/2050 (b)(h)(m)	GBP	5,663	5,404
0.000% due 06/20/2060 (b)(h)(m)		6,241	5,942
0.000% due 06/28/2050 (h)(m)		0	530
0.000% due 06/20/2060 (h)(m)		0	2,988
8.458% due 06/28/2050 •(m)		64	82
8.458% due 06/20/2060 •(m)		624	751
9.458% due 06/28/2050 •(m)		479	601
9.458% due 06/20/2060 •(m)		624	763
Structured Adjustable Rate Mortgage Loan Trust
4.965% due 12/25/2034 •(m)		$1,824	1,394
5.085% due 10/25/2035 •(m)		4,156	3,938
Structured Asset Mortgage Investments Trust 4.855% due 09/25/2047 •(m)		1,533	1,334
TBW Mortgage-Backed Trust 6.830% due 09/25/2036 þ(m)		4,383	1,800
TDA Mixto Fondo de Titulizacion de Activos
2.559% due 12/28/2050 •(m)	EUR	12,112	11,757
2.841% due 10/28/2050 •(m)		24,374	13,772
Verus Securitization Trust
0.430% due 10/25/2063 •(a)(m)		$130,690	257
5.096% due 10/25/2063 •(a)(m)		130,690	12,007
6.000% due 10/25/2063 •(m)		8,976	7,399
7.803% due 06/25/2069 ~		1,000	987
Waikiki Beach Hotel Trust 7.297% due 12/15/2033 ~(m)		15,000	14,723
WaMu Mortgage Pass-Through Certificates Trust
5.335% due 04/25/2045 •(m)		10,638	9,133
5.405% due 05/25/2047 •(m)		918	1,027
5.440% due 07/25/2045 •(m)		5,763	4,645
5.683% due 08/25/2046 •(m)		6,802	5,272
5.717% due 05/25/2035 •(m)		403	303
Wells Fargo Commercial Mortgage Trust
0.392% due 12/15/2039 •(a)(m)		355,000	1,605
3.454% due 12/15/2039 ~(m)		7,935	5,707
3.860% due 09/15/2031 ~(m)		11,000	10,693
4.928% due 12/15/2039 ~(m)		11,535	10,391
Wells Fargo Mortgage-Backed Securities Trust 7.340% due 08/25/2035 ~(m)		900	732
Woolworths Holdings Ltd.
9.250% due 02/01/2027 «		23,983	24,014
9.250% due 10/01/2027 «		29,400	29,497
Worldwide Plaza Trust
3.596% due 11/10/2036 •(m)		16,000	1,747
3.596% due 11/10/2036 ~		2,465	142

Total Non-Agency Mortgage-Backed Securities (Cost $1,348,225)			1,210,629

ASSET-BACKED SECURITIES 28.5%
AUTOMOBILE ABS OTHER 0.1%
Ally Bank Auto Credit-Linked Notes Trust
6.678% due 09/15/2032		502	505
11.395% due 09/15/2032		753	752
Carvana Auto Receivables Trust 0.000% due 09/12/2028 «(h)		12	494
Exeter Automobile Receivables Trust 0.000% due 12/15/2033 «(h)		17	1,227
Flagship Credit Auto Trust
0.000% due 12/15/2025 «(h)		33	0
0.000% due 12/15/2027 «(h)		20	853
0.000% due 12/15/2028 «(h)		8	214

			4,045

AUTOMOBILE SEQUENTIAL 0.5%
CPS Auto Securitization Trust 11.000% due 06/16/2032 «		16,000	16,037

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

CMBS OTHER 0.0%
LNR CDO Ltd. 4.722% due 02/28/2043 •	2,058	14
N-Star REL CDO Ltd. 4.858% due 02/01/2041 •	581	0

		14

CREDIT CARD OTHER 0.5%
Woolworths Holdings Ltd. 9.150% due 04/01/2027 «(c)	18,755	18,756

HOME EQUITY OTHER 18.3%
Aames Mortgage Investment Trust 5.350% due 10/25/2035 •(m)	600	568
ABFC Trust
5.380% due 07/25/2034 •(m)	65	65
5.410% due 06/25/2035 •(m)	980	907
5.485% due 03/25/2035 •(m)	6,466	5,660
5.605% due 03/25/2035 •	110	79
Accredited Mortgage Loan Trust
4.725% due 02/25/2037 •(m)	5,235	4,458
6.000% due 10/25/2034 þ(m)	1,863	1,613
ACE Securities Corp. Home Equity Loan Trust
4.855% due 04/25/2036 •(m)	7,944	6,131
5.080% due 12/25/2035 •(m)	3,040	2,426
5.140% due 05/25/2035 •(m)	110	109
5.395% due 08/25/2035 •(m)	3,597	2,976
5.425% due 05/25/2035 •(m)	293	226
5.710% due 02/25/2035 •(m)	14,370	11,122
7.360% due 06/25/2034 •	990	803
7.810% due 04/25/2034 •	102	85
9.685% due 04/25/2034 •	33	27
Aegis Asset-Backed Securities Trust
5.155% due 08/25/2035 •	64	63
5.395% due 08/25/2035 •	700	109
5.410% due 06/25/2035 •	800	233
6.135% due 03/25/2035 •	5,100	1,161
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 7.585% due 09/25/2034 •	638	605
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.305% due 11/25/2035 •(m)	1,200	1,124
5.350% due 09/25/2035 •(m)	400	387
5.380% due 07/25/2035 ~	78	77
5.380% due 11/25/2035 •(m)	400	348
5.380% due 01/25/2036 •(m)	1,100	1,014
5.410% due 05/25/2035 •(m)	200	193
5.455% due 09/25/2034 •	904	914
5.455% due 01/25/2036 •(m)	1,100	970
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
5.125% due 01/25/2036 •(m)	333	339
5.195% due 02/25/2036 ~	175	140
5.230% due 10/25/2035 •(m)	38,316	33,780
6.235% due 11/25/2034 •(m)	1,888	1,704
Asset-Backed Securities Corp. Home Equity Loan Trust
5.335% due 11/25/2035 •(m)	700	673
5.440% due 04/25/2035 •	23	24
5.455% due 05/25/2035 •(m)	251	247
5.515% due 04/25/2035 •(m)	200	181
6.010% due 10/25/2034 •	54	54
Bear Stearns Asset-Backed Securities Trust
4.835% due 08/25/2035 •(m)	5,540	5,330
4.867% due 09/25/2034 •(m)	5,020	3,889
5.337% due 04/25/2035 •(m)	358	356
5.410% due 08/25/2036 •(m)	3,944	3,486
5.455% due 10/25/2035 •(m)	150	150
5.515% due 12/25/2035 •(m)	799	765
6.160% due 08/25/2034 ~	11	11
6.235% due 07/25/2034 •	65	70
6.277% due 12/25/2034 •	393	506
CDC Mortgage Capital Trust 6.985% due 06/25/2034 •(m)	659	645
CHEC Loan Trust 5.435% due 07/25/2034 •	52	51
CIT Mortgage Loan Trust 7.060% due 10/25/2037 •(m)	29,727	28,937
Citicorp Residential Mortgage Trust
4.508% due 07/25/2036 þ	577	573
4.534% due 11/25/2036 þ(m)	5,613	4,827
Citigroup Mortgage Loan Trust 5.410% due 10/25/2035 •(m)	668	446
Countrywide Asset-Backed Certificates Trust
4.735% due 06/25/2047 •(m)	26,400	21,356
4.810% due 06/25/2047 ~(m)	27,714	23,968

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.025% due 05/25/2036 •	270	196
5.065% due 06/25/2036 •(m)	4,282	3,909
5.095% due 06/25/2036 •(m)	2,287	2,110
5.335% due 02/25/2036 •	1,100	1,054
5.395% due 02/25/2036 •(m)	2,390	2,012
5.425% due 05/25/2035 •	46	46
5.530% due 05/25/2035 •	136	133
5.545% due 08/25/2035 •	337	332
5.695% due 01/25/2036 •(m)	3,599	3,194
5.935% due 10/25/2047 •(m)	9,916	8,242
6.310% due 10/25/2035 •(m)	12,315	10,250
6.535% due 08/25/2035 •(m)	3,519	2,824
8.935% due 08/25/2033 •	322	438
Credit Suisse First Boston Mortgage Securities Corp. 5.850% due 05/25/2035 þ	978	631
Credit-Based Asset Servicing & Securitization LLC
6.235% due 12/25/2033 •	0	1
6.283% due 12/25/2036 þ(m)	1,800	1,792
6.767% due 05/25/2035 þ(m)	1,239	928
Credit-Based Asset Servicing and Securitization LLC 5.485% due 07/25/2036 •	1,195	1,263
Delta Funding Home Equity Loan Trust 8.100% due 01/15/2030 þ(m)	1,266	833
Encore Credit Receivables Trust
5.170% due 07/25/2035 •	79	74
5.410% due 11/25/2035 •(m)	13,917	11,773
5.485% due 07/25/2035 •	229	193
FBR Securitization Trust
5.365% due 09/25/2035 •	1,800	1,596
5.410% due 11/25/2035 •	1,000	549
First NLC Trust 3.873% due 05/25/2035 •(m)	3,530	2,222
Fremont Home Loan Trust
4.915% due 02/25/2036 •(m)	10,586	7,283
5.110% due 01/25/2036 •	1,300	1,068
5.395% due 04/25/2035 •	1,200	1,032
5.500% due 06/25/2035 ~	174	169
7.435% due 05/25/2034 •	24	20
GSAMP Trust
4.855% due 05/25/2046 ~(m)	28,003	23,089
4.885% due 06/25/2036 •(m)	7,435	6,284
5.095% due 12/25/2035 •(m)	7,098	5,167
5.110% due 12/25/2035 •(m)	20,236	17,175
5.215% due 09/25/2035 •(m)	4,884	4,087
5.380% due 11/25/2035 •	700	654
5.785% due 07/25/2045 •	1,284	1,046
6.310% due 03/25/2034 ~(m)	2,256	1,874
7.060% due 12/25/2034 •(m)	9,472	7,796
Home Equity Asset Trust 4.915% due 08/25/2036 ~(m)	30,273	29,795
HSI Asset Securitization Corp. Trust 5.245% due 01/25/2036 •(m)	24,675	18,349
IndyMac Residential Asset Backed Trust 5.140% due 03/25/2036 •	302	229
JP Morgan Mortgage Acquisition Corp.
4.502% due 11/25/2036 þ	600	613
4.502% due 11/25/2036 þ(m)	1,655	2,110
4.885% due 05/25/2036 •	4,488	4,245
5.335% due 09/25/2035 •	700	626
Long Beach Mortgage Loan Trust
5.350% due 08/25/2035 •	1,000	919
5.560% due 04/25/2035 •(m)	1,800	1,743
5.560% due 06/25/2035 •(m)	15,031	13,527
5.585% due 09/25/2034 •	182	183
6.310% due 04/25/2035 •(m)	4,361	3,281
6.385% due 09/25/2034 •	64	68
8.935% due 10/25/2034 •	1,050	916
MASTR Asset-Backed Securities Trust
5.050% due 01/25/2036 •(m)	9,065	8,080
5.335% due 10/25/2035 ~	400	366
5.410% due 05/25/2035 •	59	62
5.440% due 03/25/2035 •	396	393
5.455% due 03/25/2035 •	208	161
5.485% due 05/25/2035 •	400	394
5.515% due 03/25/2035 •	479	433
10.285% due 12/25/2032 •	443	329
Merrill Lynch Mortgage Investors Trust
5.305% due 05/25/2036 •(m)	4,464	3,733
5.380% due 02/25/2036 •	161	160
5.470% due 02/25/2036 •	80	75
5.560% due 08/25/2036 •(m)	5,835	6,601
6.280% due 01/25/2035 •	55	53
6.580% due 04/25/2035 •	636	582
7.360% due 01/25/2035 •	272	227
Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	201	104

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

4.990% due 01/25/2036 ~(m)	3,698	3,023
5.140% due 11/25/2035 •(m)	5,825	5,000
5.470% due 03/25/2035 ~(m)	253	225
5.500% due 03/25/2035 •(m)	8,561	7,194
5.530% due 01/25/2035 •(m)	261	228
6.160% due 07/25/2034 •	40	44
6.235% due 07/25/2034 •	15	14
6.235% due 06/25/2035 •(m)	5,607	4,464
9.685% due 07/25/2034 •	550	519
10.060% due 09/25/2033 •(m)	1,543	1,472
Morgan Stanley Home Equity Loan Trust 5.500% due 05/25/2035 •(m)	5,592	5,150
New Century Home Equity Loan Trust
5.080% due 12/25/2035 •(m)	343	329
5.110% due 12/25/2035 •(m)	573	488
5.215% due 03/25/2035 •(m)	148	147
5.380% due 06/25/2035 •(m)	111	116
5.380% due 09/25/2035 •(m)	869	863
5.410% due 06/25/2035 •(m)	291	282
5.455% due 06/25/2035 •(m)	365	352
5.560% due 03/25/2035 •(m)	222	216
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
5.050% due 11/25/2035 •(m)	10,975	7,843
5.350% due 05/25/2035 •(m)	540	412
5.515% due 09/25/2035 •(m)	3,000	2,565
NovaStar Mortgage Funding Trust
5.095% due 01/25/2036 •(m)	68	68
5.320% due 01/25/2036 •(m)	4,500	3,816
Option One Mortgage Loan Trust Asset-Backed Certificates 5.335% due 11/25/2035 •(m)	6,162	5,243
Park Place Securities, Inc.
5.170% due 09/25/2035 ~(m)	574	560
5.380% due 09/25/2035 •(m)	600	539
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.155% due 05/25/2035 •(m)	109	108
5.230% due 07/25/2035 ~	12	12
5.260% due 07/25/2035 ~(m)	700	666
5.350% due 09/25/2035 •(m)	18,831	14,324
5.410% due 07/25/2035 •(m)	400	325
5.905% due 01/25/2035 •(m)	1,730	1,418
6.385% due 02/25/2035 ~(m)	6,028	4,991
6.535% due 12/25/2034 •(m)	17,229	13,562
People's Choice Home Loan Securities Trust 5.410% due 05/25/2035 •(m)	200	131
Popular ABS Mortgage Pass-Through Trust 4.900% due 11/25/2036 •(m)	9,595	8,329
Residential Asset Mortgage Products Trust 4.975% due 03/25/2036 •(m)	15,390	12,462
Residential Asset Securities Corp. Trust 5.380% due 12/25/2035 •(m)	473	347
Saxon Asset Securities Trust
2.133% due 11/25/2035 •(m)	600	535
5.235% due 09/25/2047 •(m)	21,892	17,543
SG Mortgage Securities Trust 4.795% due 02/25/2036 •(m)	4,410	2,159
Soundview Home Loan Trust
4.810% due 10/25/2036 •(m)	25,421	23,311
4.900% due 06/25/2036 •(m)	10,075	8,920
5.365% due 11/25/2035 •(m)	47	47
5.410% due 11/25/2035 •(m)	441	434
6.235% due 03/25/2030 •	18	14
Structured Asset Investment Loan Trust
4.935% due 06/25/2036 •(m)	15,000	6,286
5.185% due 10/25/2035 •(m)	21,376	17,295
5.410% due 06/25/2035 •(m)	8,016	7,105
Structured Asset Securities Corp. 5.635% due 02/25/2035 •	414	420
Structured Asset Securities Corp. Mortgage Loan Trust 4.665% due 02/25/2037 •(m)	17,346	14,489
Terwin Mortgage Trust
4.240% due 07/25/2036 þ(m)	459	336
4.975% due 07/25/2037 •(m)	11,147	10,267
Wells Fargo Home Equity Asset-Backed Securities Trust 6.985% due 11/25/2035 •	250	241

		625,906

HOME EQUITY SEQUENTIAL 0.0%
Structured Asset Securities Corp. Mortgage Loan Trust 6.235% due 08/25/2037 •	4	4

MANUFACTURING HOUSE ABS OTHER 0.1%
Conseco Finance Securitizations Corp. 7.150% due 05/01/2033 •	1,790	1,850

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Greenpoint Manufactured Housing 9.230% due 12/15/2029 ~		102	102

			1,952

MANUFACTURING HOUSE SEQUENTIAL 0.2%
Bombardier Capital Mortgage Securitization Corp. 7.850% due 12/15/2029 •		4,066	340
Conseco Finance Securitizations Corp.
8.260% due 12/01/2030 •(m)		15,419	2,882
8.850% due 12/01/2030 •(m)		19,044	2,573

			5,795

WHOLE LOAN COLLATERAL 0.5%
Citigroup Mortgage Loan Trust
5.785% due 11/25/2045 •(m)		2,756	2,395
6.030% due 11/25/2034 þ(m)		4,115	3,563
First Franklin Mortgage Loan Trust 5.485% due 03/25/2035 •		566	524
GSAMP Trust 6.160% due 08/25/2034 •		515	489
Lehman XS Trust 5.185% due 08/25/2035 •(m)		8,093	7,915
PRET LLC 3.844% due 07/25/2051 þ		1,023	994
Securitized Asset-Backed Receivables LLC Trust
5.410% due 12/25/2034 •(m)		1,629	1,381
5.410% due 04/25/2035 •(m)		1,170	1,057

			18,318

OTHER ABS 8.3%
510 Loan Acquisition Trust 8.107% due 09/25/2060 þ(m)		4,243	4,256
ABSLT DE LLC 12.819% due 05/20/2033 «		31,400	31,344
Acacia CDO Ltd. 8.350% due 11/08/2039 •(m)		27,882	6,204
ACHV ABS Trust 5.010% due 12/26/2031		380	381
AIM Aviation Finance Ltd. 6.213% due 02/15/2040 þ(m)		4,292	4,099
Avoca CLO DAC 0.000% due 04/15/2034 ~	EUR	2,250	1,326
Ballyrock CLO Ltd. 0.000% due 04/20/2031 ~(m)		$29,803	1,410
Banco Bilbao Vizcaya Argentaria 3.037% due 03/22/2046 •	EUR	488	158
Belle Haven ABS CDO Ltd. 1.400% due 07/05/2046 •		$96,561	232
Carlyle Global Market Strategies CLO Ltd. 0.000% due 04/17/2031 ~		2,900	365
Cedar Funding CLO Ltd. 0.000% due 07/20/2037 ~(m)		12,000	4,614
College Avenue Student Loans LLC
0.000% due 06/25/2054 «(h)(m)		22	11,745
6.610% due 06/25/2054 «(m)		2,770	2,802
8.660% due 06/25/2054 «(m)		3,989	4,143
Consumer Loan Underlying Bond Certificate Issuer Trust
1.239% due 03/15/2045 •		18	12
2.581% due 02/15/2045 •		19	19
3.401% due 01/16/2045 •		16	16
7.325% due 02/15/2045 •		24	19
10.134% due 04/17/2045 •		19	13
Coronado CDO Ltd.
6.000% due 09/04/2038 (m)		239	77
6.078% due 09/04/2038 •(m)		1,672	500
Credit-Based Asset Servicing & Securitization CBO Ltd.
3.408% due 09/06/2041 •		21,238	112
5.204% due 03/13/2047 •		54,782	2,048
5.538% due 03/13/2047		31,297	2,669
7.770% due 03/17/2040 •		51,642	598
Deutsche Mortgage & Asset Receiving Corp. Resecuritization Trust 0.000% due 12/26/2035 (h)		1,588	1,083
Eaton Vance CDO Ltd. 0.000% due 01/15/2034 ~(m)		14,000	6,464
ECAF Ltd. 3.473% due 06/15/2040 (m)		2,383	1,954
FREED ABS Trust 0.000% due 09/20/2027 «(h)		5	37
GreenSky Home Improvement Trust 8.750% due 10/27/2059		500	505
Harvest CLO DAC 0.000% due 05/22/2029 ~	EUR	2,000	652

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Hout Bay Corp.
2.184% due 07/05/2041 •		$8,111	9
2.314% due 07/05/2041 ^•(e)		3,290	0
4.422% due 07/05/2041 •		13,905	2,335
Ischus CDO Ltd. 8.050% due 01/05/2040 •(m)		3,113	1,971
KeyCorp Student Loan Trust 1.000% due 01/01/2050 «		200	11,503
Knollwood CDO Ltd. 1.436% due 01/10/2039 •(m)		8,051	2,799
Labrador Aviation Finance Ltd. 4.300% due 01/15/2042 (m)		4,954	4,818
Lakeside CDO Ltd.
5.061% due 01/03/2040 •(m)		14,637	3,632
5.061% due 01/04/2040 •(m)		19,584	4,860
Lendingpoint Asset Securitization Trust 5.990% due 10/15/2029		975	936
LendingPoint Pass-Through Trust
0.000% due 03/15/2028 «(h)		2,300	219
0.000% due 04/15/2028 «(h)		2,900	359
Man GLG Euro CLO DAC 0.000% due 10/15/2030 ~	EUR	1,431	62
Margate Funding Ltd.
5.586% due 12/04/2044 ^•(e)		$8,718	147
7.830% due 12/04/2044 •(m)		37,095	9,356
Marlette Funding Trust
0.000% due 04/16/2029 «(h)		17	0
0.000% due 07/16/2029 «(h)		4	3
0.000% due 03/15/2030 «(h)		11	63
Mercury CDO Ltd. 5.476% due 12/08/2040 •(m)		5,635	5,058
MKP CBO Ltd.
7.800% due 07/12/2040 •(m)		303	307
8.000% due 07/12/2040 •(m)		44,000	12,095
National Collegiate Commutation Trust 3.748% due 06/01/2045		22,875	1,060
Orient Point CDO Ltd. 5.124% due 10/03/2045 •		109,519	32,057
Pagaya AI Debt Selection Trust
0.000% due 04/15/2032 «•		700	594
5.162% due 04/15/2032 «		868	870
5.617% due 04/15/2032 «		779	784
5.823% due 04/15/2032 «		450	453
6.261% due 04/15/2032 «		470	475
10.273% due 04/15/2032 «		580	601
Palisades CDO Ltd.
5.650% due 07/22/2039 (m)		1,952	506
8.450% due 07/22/2039 •(m)		20,889	8,176
Putnam Structured Product Funding Ltd. 1.584% due 10/15/2038 •(m)		2,471	1,388
Rockford Tower CLO Ltd.
0.000% due 01/20/2036 «~		8,300	5,995
1.000% due 01/20/2032 «		8,300	174
RR 7 Ltd. 0.000% due 01/15/2120 ~(m)		5,000	2,134
Sierra Madre Funding Ltd.
4.808% due 09/07/2039 •(m)		8,661	5,153
5.068% due 09/07/2039 •(m)		16,000	4,949
5.308% due 09/07/2039 •		10,400	2,801
SMB Private Education Loan Trust
0.000% due 09/15/2045 «(h)		15	690
0.000% due 09/18/2046 «(h)		10	2,644
0.000% due 10/15/2048 «(h)		15	4,004
0.000% due 09/15/2054 «(h)(m)		16,555	19,429
0.000% due 02/16/2055 «(h)		8	7,786
SoFi Professional Loan Program LLC 0.000% due 09/25/2040 «(h)		4,400	366
Solstice ABS CBO Ltd. 3.444% due 03/15/2039 •(m)		8,662	2,440
South Coast Funding Ltd.
5.489% due 08/06/2039 ^•(e)		40,756	4
6.639% due 08/06/2039 •(m)		24,341	7,775
Start Ltd. 4.089% due 03/15/2044 (m)		1,747	1,730
Summer Street Ltd. 4.812% due 12/06/2045 •(m)		45,954	10,476
Woolworths Holdings Ltd.
9.500% due 01/01/2026 «		2,027	2,028
9.500% due 08/01/2027 «		5,316	5,320

			283,251

Total Asset-Backed Securities (Cost $1,201,109)			974,078

SOVEREIGN ISSUES 2.5%
Argentina Government International Bond
0.750% due 07/09/2030 þ(m)		854	543

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

1.000% due 07/09/2029 (m)		854	664
4.125% due 07/09/2035 þ(m)		1,209	741
Dominican Republic International Bond 10.500% due 03/15/2037 (m)	DOP	2,023,300	32,815
El Salvador Government International Bond 9.250% due 04/17/2030 (m)		$11,550	12,058
Ghana Government International Bond
0.000% due 07/03/2026 (h)		62	59
0.000% due 01/03/2030 (h)		138	107
5.000% due 07/03/2029 þ		629	550
5.000% due 07/03/2035 þ		905	645
Paraguay Government International Bond 6.650% due 03/04/2055		500	502
Romania Government International Bond 6.250% due 09/10/2034	EUR	5,800	6,226
Russia Government International Bond
5.100% due 03/28/2035 «		$800	0
5.625% due 04/04/2042		6,200	4,340
Turkey Government International Bond
44.165% due 09/06/2028 ~	TRY	778,100	19,290
45.031% due 05/20/2026 ~		1,100	29
45.031% due 08/19/2026 ~		900	23
45.031% due 05/17/2028 ~		155,800	3,884
Ukraine Government International Bond
0.000% due 02/01/2030 þ(i)		$246	127
0.000% due 02/01/2034 þ(i)		921	366
0.000% due 02/01/2035 þ(i)		778	432
0.000% due 02/01/2036 þ(i)		648	358
1.750% due 02/01/2034 þ		1,329	711
1.750% due 02/01/2035 þ		1,606	843
1.750% due 02/01/2036 þ		1,575	815
Venezuela Government International Bond 9.250% due 09/15/2027 ^(e)		65	14

Total Sovereign Issues (Cost $85,620)			86,142

		SHARES
COMMON STOCKS 6.6%
COMMUNICATION SERVICES 2.2%
Clear Channel Outdoor Holdings, Inc. (f)		725,704	806
iHeartMedia, Inc. 'A' (f)		171,118	282
iHeartMedia, Inc. 'B' «(f)		132,822	193
Promotora de Informaciones SA 'A' (f)		2,330,820	935
Syniverse Holdings, Inc. «(l)		42,439,549	41,284
Windstream Services LLC «(f)		1,366,195	30,651

			74,151

CONSUMER DISCRETIONARY 0.0%
Caesars Entertainment, Inc. (f)		1	0
West Marine «(f)(l)		3,579	23

			23

CONSUMER STAPLES 0.0%
Steinhoff International Holdings NV «(f)(l)		233,504,654	0

FINANCIALS 1.5%
Banca Monte dei Paschi di Siena SpA		3,581,000	28,274
Corestate Capital Holding SA «(f)(l)		632,951	0
Intelsat Emergence SA «(l)		670,263	22,578
UBS Group AG		5,143	156

			51,008

INDUSTRIALS 2.9%
Clover Holdings, Inc. «(f)(l)		52,324	891
Market Garden Dogwood LLC †«‡(l)		85,000,000	89,332
Mcdermott International Ltd. (f)		461	8
NAC Aviation «(f)(l)		531,558	9,387
Westmoreland Mining Holdings «(f)(l)		89,637	95
Westmoreland Mining LLC «(f)(l)		284,189	933

			100,646

Total Common Stocks (Cost $216,014)			225,828

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
West Marine - Exp. 09/11/2028 «		6,096	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027 «	1,401	3

Total Warrants (Cost $11,798)		3

PREFERRED SECURITIES 0.8%
BANKING & FINANCE 0.0%
ADLER Group SA «	7,118,576	0

INDUSTRIALS 0.8%
Atlas Re Ltd. «	273	27,300

Total Preferred Securities (Cost $27,300)		27,300

REAL ESTATE INVESTMENT TRUSTS 0.1%
REAL ESTATE 0.1%
Uniti Group, Inc.	403,446	2,033

Total Real Estate Investment Trusts (Cost $2,554)		2,033

SHORT-TERM INSTRUMENTS 1.0%
MUTUAL FUNDS 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 4.470% (k)	1,885,128	1,885

	PRINCIPAL AMOUNT (000s)
U.S. TREASURY BILLS 0.9%
4.291% due 04/17/2025 - 06/26/2025 (g)(h)(p)	32,180	31,965

Total Short-Term Instruments (Cost $33,850)		33,850

Total Investments in Securities (Cost $5,409,188)		4,833,009

	SHARES
INVESTMENTS IN AFFILIATES 11.4%
COMMON STOCKS 5.0%
AFFILIATED INVESTMENTS 5.0%
Amsurg Equity «(f)(l)	2,562,021	119,779
Incora New Equity «(f)(l)	1,270,491	45,403
Oi SA	22,097,247	3,873

		169,055

Total Common Stocks (Cost $168,768)		169,055

SHORT-TERM INSTRUMENTS 6.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.4%
PIMCO Short-Term Floating NAV Portfolio III	22,592,498	219,915

Total Short-Term Instruments (Cost $219,740)		219,915

Total Investments in Affiliates (Cost $388,508)		388,970

Total Investments 153.0% (Cost $5,797,696)		$5,221,979
Financial Derivative Instruments (n)(o) (0.6)%(Cost or Premiums, net $58,559)		(20,673)
Other Assets and Liabilities, net (52.4)%		(1,789,122)

Net Assets 100.0%		$3,412,184

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

†

Represents co-investment made with Company’s affiliates in accordance with the terms of the exemptive relief received from the U.S. Securities and Exchange Commission. See Note 10, Related Party Transactions in the Notes to Consolidated Financial Statements.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
µ	All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
‡	Insurance-Linked Investments.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Security becomes interest bearing at a future date.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Coupon represents a 7-Day Yield.
(l)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity	11/02/2023 - 11/06/2023	$107,054	$119,779	3.51%
Clover Holdings, Inc.	12/09/2024	785	891	0.03
Corestate Capital Holding SA	08/22/2023	0	0	0.00
Incora New Equity	01/31/2025	61,714	45,403	1.33
Incora Top Holdco LLC 0.000% due 01/30/2033	01/31/2025	27,253	39,383	1.15
Intelsat Emergence SA	06/19/2017 - 02/23/2024	42,757	22,578	0.66
M BB Grove LLC 0.000% due 04/07/2027	09/18/2024 - 03/27/2025	54,717	54,872	1.61
Market Garden Dogwood LLC	03/13/2024	85,000	89,332	2.62
NAC Aviation	06/01/2022 - 07/27/2022	12,462	9,387	0.28
Steinhoff International Holdings NV	06/30/2023 - 10/30/2023	0	0	0.00
Syniverse Holdings, Inc.	05/12/2022 - 11/30/2024	41,816	41,284	1.21
Ubisoft Entertainment SA 0.000% due 12/22/2025	03/11/2025	7,842	7,765	0.23
West Marine	09/12/2023	51	23	0.00
Westmoreland Mining Holdings	04/09/2018 - 06/30/2023	726	95	0.00
Westmoreland Mining LLC	06/30/2023 - 02/03/2025	1,183	933	0.03

$443,360	$431,725	12.66%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BNY	5.460%	01/10/2025	07/10/2025	$(53,223)	$(53,873)
5.460	02/12/2025	08/12/2025	(3,338)	(3,363)
5.460	03/11/2025	09/11/2025	(3,942)	(3,954)
BOS	5.360	03/03/2025	04/02/2025	(337)	(339)
5.460	03/03/2025	04/02/2025	(2,630)	(2,642)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

	5.560	03/03/2025	04/02/2025		(2,975)	(2,988)
BPS	0.900	03/18/2025	TBD(2)	EUR	(750)	(811)
	2.680	03/05/2025	07/07/2025		(3,395)	(3,678)
	2.900	03/14/2025	07/14/2025		(8,319)	(9,008)
	4.490	03/11/2025	TBD(2)		$(3,586)	(3,595)
	4.850	01/16/2025	TBD(2)		(3,744)	(3,780)
	4.860	02/13/2025	04/14/2025		(4,257)	(4,284)
	4.870	01/06/2025	04/07/2025		(3,822)	(3,866)
	4.870	01/29/2025	04/29/2025		(69)	(69)
	4.890	03/10/2025	06/10/2025		(9,257)	(9,284)
	4.900	01/24/2025	04/24/2025		(13,634)	(13,758)
	4.960	01/09/2025	05/09/2025		(17,318)	(17,513)
	5.040	03/10/2025	06/10/2025		(673)	(675)
	5.110	02/14/2025	08/14/2025		(7,821)	(7,872)
	5.210	02/26/2025	08/14/2025		(2,756)	(2,770)
	5.560	02/14/2025	08/14/2025		(3,635)	(3,660)
	5.570	01/23/2025	07/22/2025		(14,619)	(14,773)
	5.590	01/23/2025	07/22/2025		(99,369)	(100,415)
	5.590	02/14/2025	08/14/2025		(38,104)	(38,374)
	5.910	11/18/2024	05/16/2025		(17,565)	(17,936)
BRC	1.000	03/12/2025	TBD(2)	EUR	(1,077)	(1,165)
	1.500	03/12/2025	TBD(2)		(994)	(1,075)
	4.300	02/21/2025	TBD(2)		$(1,439)	(1,445)
	4.650	12/20/2024	TBD(2)		(1,107)	(1,121)
	4.650	02/13/2025	TBD(2)		(11,776)	(11,848)
	4.700	12/20/2024	TBD(2)		(473)	(480)
	4.950	12/20/2024	TBD(2)		(7,040)	(7,138)
	5.050	03/17/2025	06/17/2025		(9,231)	(9,250)
	5.100	02/03/2025	05/05/2025		(742)	(748)
	5.390	01/10/2025	04/10/2025		(707)	(716)
	5.450	01/02/2025	04/02/2025		(7,161)	(7,257)
	5.450	03/10/2025	06/10/2025		(19,809)	(19,875)
	5.460	02/05/2025	08/04/2025		(1,736)	(1,750)
	5.460	03/24/2025	07/22/2025		(4,768)	(4,774)
	5.490	01/10/2025	04/10/2025		(4,775)	(4,834)
	5.500	02/03/2025	05/05/2025		(6,967)	(7,028)
	5.500	02/07/2025	05/08/2025		(2,376)	(2,395)
	5.500	03/10/2025	06/10/2025		(10,214)	(10,249)
	5.510	02/26/2025	05/27/2025		(5,596)	(5,626)
	5.510	03/21/2025	07/21/2025		(30,145)	(30,195)
	5.543	03/19/2025	06/19/2025	GBP	(10,734)	(13,892)
	5.560	03/21/2025	07/18/2025		$(45,993)	(46,070)
	5.560	03/21/2025	07/21/2025		(9,911)	(9,928)
	5.560	03/24/2025	07/22/2025		(27,757)	(27,791)
	5.610	01/03/2025	05/02/2025		(1,038)	(1,052)
	5.650	02/07/2025	05/08/2025		(573)	(578)
BYR	4.860	02/19/2025	05/20/2025		(2,689)	(2,703)
	4.860	03/07/2025	09/05/2025		(14,188)	(14,236)
	4.880	01/10/2025	04/10/2025		(6,235)	(6,303)
CDC	4.810	02/10/2025	04/28/2025		(911)	(917)
	4.810	02/24/2025	04/28/2025		(164)	(165)
	4.860	03/18/2025	07/16/2025		(14,330)	(14,357)
	4.860	03/24/2025	07/22/2025		(338)	(338)
	5.160	03/10/2025	07/08/2025		(636)	(638)
DBL	3.105	02/14/2025	08/14/2025	EUR	(4,402)	(4,778)
	4.650	03/12/2025	TBD(2)		$(1,979)	(1,984)
	4.650	03/24/2025	TBD(2)		(5,679)	(5,685)
	4.700	03/12/2025	TBD(2)		(6,718)	(6,736)
	4.860	03/24/2025	04/21/2025		(28,049)	(28,079)
	5.009	03/17/2025	05/16/2025		(4,897)	(4,907)
	5.063	03/12/2025	05/09/2025		(1,394)	(1,398)
	5.071	03/04/2025	05/02/2025		(4,762)	(4,781)
	5.107	03/14/2025	05/09/2025		(15,729)	(15,769)
	5.113	03/12/2025	05/09/2025		(4,868)	(4,881)
	5.121	03/04/2025	05/02/2025		(1,381)	(1,387)
	5.157	03/14/2025	05/09/2025		(7,020)	(7,038)
	5.171	03/04/2025	05/02/2025		(3,515)	(3,529)
	5.199	01/20/2025	04/22/2025	GBP	(3,188)	(4,159)
	5.209	03/17/2025	05/16/2025		$(3,156)	(3,162)
	5.413	12/18/2024	04/22/2025	GBP	(1,013)	(1,329)
	5.609	03/17/2025	05/16/2025		$(8,223)	(8,242)
	5.659	03/17/2025	05/16/2025		(923)	(925)
	5.709	03/17/2025	05/16/2025		(4,098)	(4,107)
	5.759	03/17/2025	05/16/2025		(12,845)	(12,876)
	5.784	03/17/2025	05/16/2025		(11,746)	(11,775)
	5.809	03/17/2025	05/16/2025		(10,076)	(10,101)
	5.834	03/17/2025	05/16/2025		(4,711)	(4,723)
	5.859	03/17/2025	05/16/2025		(29,695)	(29,768)
	5.909	03/17/2025	05/16/2025		(10,828)	(10,854)
	5.934	03/17/2025	05/16/2025		(8,857)	(8,879)
	5.939	03/17/2025	05/16/2025		(4,654)	(4,666)
	6.009	03/17/2025	05/16/2025		(6,600)	(6,616)
	6.034	03/17/2025	05/16/2025		(1,230)	(1,233)
	6.059	03/17/2025	05/16/2025		(1,760)	(1,764)
DEU	3.750	12/20/2024	TBD(2)		(9,653)	(9,755)
	4.800	03/11/2025	06/11/2025		(19,792)	(19,847)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

	4.800	03/31/2025	06/11/2025		(10,973)	(10,975)
	4.810	02/13/2025	04/14/2025		(15,630)	(15,728)
GLM	5.270	09/27/2024	06/24/2025		(6,447)	(6,623)
	5.320	09/27/2024	06/24/2025		(5,596)	(5,750)
	5.613	10/29/2024	07/29/2025		(54,267)	(55,570)
	5.813	10/29/2024	07/29/2025		(31,479)	(32,262)
IND	4.770	03/17/2025	06/17/2025		(5,060)	(5,070)
	4.770	03/28/2025	06/17/2025		(233)	(234)
	4.970	03/14/2025	06/13/2025		(6,993)	(7,011)
	4.990	02/25/2025	04/28/2025		(2,849)	(2,863)
	5.000	03/14/2025	06/13/2025		(5,141)	(5,154)
	5.010	02/25/2025	04/28/2025		(2,675)	(2,688)
JML	2.100	03/12/2025	TBD(2)	EUR	(4,653)	(5,038)
	5.399	03/21/2025	05/21/2025	GBP	(1,035)	(1,340)
	5.399	03/21/2025	06/23/2025		(890)	(1,151)
JPS	5.050	02/07/2025	05/08/2025		$(250)	(252)
	5.300	02/07/2025	05/08/2025		(1,614)	(1,627)
	5.550	02/03/2025	05/05/2025		(11,028)	(11,125)
MEI	2.950	03/14/2025	07/14/2025	EUR	(11,260)	(12,193)
	4.500	03/21/2025	05/09/2025		$(116)	(117)
	4.990	03/19/2025	06/19/2025	GBP	(1,362)	(1,762)
	5.110	03/28/2025	07/28/2025		(526)	(679)
	5.660	03/28/2025	07/28/2025		(4,720)	(6,101)
	5.860	03/28/2025	07/28/2025		(1,146)	(1,482)
MSB	3.051	03/18/2025	05/19/2025	EUR	(4,955)	(5,364)
	4.890	03/19/2025	06/19/2025	GBP	(1,522)	(1,969)
	5.159	03/20/2025	09/22/2025		(5,540)	(7,169)
	5.232	01/20/2025	07/21/2025		(11,365)	(14,827)
	5.360	03/21/2025	09/17/2025		$(2,627)	(2,631)
	5.460	02/03/2025	08/04/2025		(2,127)	(2,146)
	5.510	02/03/2025	08/04/2025		(7,886)	(7,954)
	5.510	03/21/2025	09/17/2025		(41,734)	(41,804)
	5.560	02/03/2025	08/04/2025		(2,080)	(2,098)
	5.610	02/03/2025	08/04/2025		(341)	(344)
	5.610	03/21/2025	09/17/2025		(11,129)	(11,147)
MYI	0.750	03/12/2025	TBD(2)	EUR	(5,386)	(5,827)
	1.900	03/12/2025	TBD(2)		(1,768)	(1,914)
	2.200	03/12/2025	TBD(2)		(1,363)	(1,475)
MZF	5.360	03/05/2025	09/05/2025		$(119,102)	(119,581)
	5.560	03/05/2025	09/05/2025		(5,052)	(5,073)
NOM	4.680	12/20/2024	TBD(2)		(619)	(627)
RCE	3.337	02/05/2025	08/05/2025	EUR	(7,883)	(8,573)
RCY	4.830	03/07/2025	04/07/2025		$(6,213)	(6,234)
RTA	5.120	03/11/2025	07/10/2025		(23,890)	(23,961)
	5.320	03/18/2025	09/18/2025		(9,881)	(9,901)
	5.350	03/04/2025	09/04/2025		(4,168)	(4,186)
	5.350	03/18/2025	09/18/2025		(3,794)	(3,802)
	5.400	03/04/2025	09/04/2025		(763)	(766)
	5.400	03/14/2025	07/14/2025		(12,757)	(12,791)
	5.450	11/01/2024	05/01/2025		(913)	(935)
	5.450	01/30/2025	07/29/2025		(1,947)	(1,965)
	5.460	03/11/2025	07/10/2025		(1,138)	(1,141)
	5.470	02/12/2025	08/12/2025		(2,834)	(2,855)
	5.500	02/12/2025	08/12/2025		(2,658)	(2,678)
	5.500	03/11/2025	07/10/2025		(2,888)	(2,897)
	5.500	03/31/2025	05/15/2025		(5,741)	(5,742)
	5.510	02/12/2025	08/12/2025		(2,383)	(2,400)
	5.520	01/30/2025	07/29/2025		(1,622)	(1,637)
	5.530	01/30/2025	07/29/2025		(4,288)	(4,328)
	5.530	02/12/2025	08/12/2025		(6,178)	(6,224)
	5.550	01/07/2025	04/07/2025		(14,882)	(15,073)
	5.550	02/12/2025	08/12/2025		(10,736)	(10,815)
	5.550	03/11/2025	07/10/2025		(7,489)	(7,513)
	5.560	03/11/2025	07/10/2025		(6,327)	(6,347)
	5.570	03/11/2025	07/10/2025		(1,223)	(1,227)
	5.600	11/01/2024	05/01/2025		(13,372)	(13,685)
	5.600	02/12/2025	08/12/2025		(1,662)	(1,675)
	5.610	02/12/2025	08/12/2025		(1,085)	(1,093)
	5.630	11/12/2024	05/12/2025		(13,376)	(13,669)
	5.670	03/11/2025	07/10/2025		(527)	(528)
	5.700	01/09/2025	05/09/2025		(3,124)	(3,164)
	5.720	11/12/2024	05/12/2025		(684)	(699)
	5.750	01/09/2025	05/09/2025		(1,921)	(1,946)
SBI	5.450	01/29/2025	07/28/2025		(707)	(714)
	5.500	01/29/2025	07/28/2025		(5,164)	(5,213)
SOG	4.620	03/14/2025	TBD(2)		(2,533)	(2,539)
	4.630	02/12/2025	TBD(2)		(15,817)	(15,914)
	4.700	03/17/2025	04/09/2025		(836)	(838)
	4.740	02/18/2025	04/21/2025		(2,291)	(2,304)
	4.810	01/09/2025	04/09/2025		(7,219)	(7,298)
	4.810	02/19/2025	04/09/2025		(1,573)	(1,582)
	4.830	03/24/2025	06/24/2025		(25,621)	(25,648)
	5.360	03/18/2025	09/18/2025		(5,166)	(5,177)
	5.460	01/23/2025	07/23/2025		(2,606)	(2,633)
	5.460	02/20/2025	08/19/2025		(7,314)	(7,359)
	5.460	03/13/2025	09/12/2025		(14,078)	(14,119)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

5.510	01/23/2025	07/23/2025	(6,870)	(6,941)
UBS	3.168	03/07/2025	06/09/2025	EUR	(2,215)	(2,400)
4.850	01/03/2025	04/03/2025	$(13,140)	(13,296)
4.850	03/28/2025	04/08/2025	(1,314)	(1,314)
5.100	02/06/2025	05/05/2025	(5,957)	(6,003)
5.300	01/23/2025	04/23/2025	(3,297)	(3,330)
5.390	10/16/2024	04/16/2025	(6,040)	(6,191)
5.400	01/03/2025	04/03/2025	(12,521)	(12,686)
5.400	01/23/2025	04/23/2025	(28,236)	(28,524)
5.410	03/03/2025	06/03/2025	(21,270)	(21,363)
5.450	01/03/2025	04/03/2025	(6,065)	(6,145)
5.450	01/23/2025	04/23/2025	(3,240)	(3,274)
5.450	02/07/2025	05/08/2025	(260)	(262)
5.500	01/03/2025	04/03/2025	(3,690)	(3,740)
5.500	02/07/2025	05/08/2025	(5,237)	(5,279)
5.630	10/29/2024	04/29/2025	(2,146)	(2,198)
5.640	10/16/2024	04/16/2025	(18,344)	(18,824)

Total Reverse Repurchase Agreements	$(1,675,253)

(m)	Securities with an aggregate market value of $2,217,596 and cash of $9,682 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,731,920) at a weighted average interest rate of 5.818%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(n)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	68	$(16,384)	$50	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	165	(39,567)	245	6	0
3-Month SOFR Active Contract March Futures	06/2025	180	(43,059)	266	1	0
3-Month SOFR Active Contract March Futures	06/2026	64	(15,439)	26	0	0
3-Month SOFR Active Contract September Futures	12/2025	53	(12,745)	60	1	0

Total Futures Contracts	$647	$8	$0

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	80,000	$(2,291)	$(80)	$(2,371)	$349	$0
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2032	9,000	874	1,820	2,694	0	(55)
Receive	1-Day GBP-SONIO Compounded-OIS	2.000	Annual	03/15/2033	4,600	512	325	837	0	(32)
Receive	1-Day GBP-SONIO Compounded-OIS	0.750	Annual	09/21/2052	18,100	1,978	12,171	14,149	0	(170)
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026	$10,300	5	183	188	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.400	Annual	09/16/2026	305,600	351	1,735	2,086	26	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	11,500	(373)	(201)	(574)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	09/15/2027	236,100	367	1,945	2,312	25	0
Pay	1-Day USD-SOFR Compounded-OIS	2.500	Semi-Annual	12/20/2027	2,500	20	(99)	(79)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/21/2028	340,000	377	3,816	4,193	74	0
Pay	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	58,100	(1,904)	(772)	(2,676)	6	0
Receive	1-Day USD-SOFR Compounded-OIS	1.420	Semi-Annual	08/17/2028	93,400	(21)	7,762	7,741	0	(12)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	56,100	622	(526)	96	24	0
Pay	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/15/2029	24,000	94	214	308	13	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2029	59,000	3,100	(4,836)	(1,736)	32	0

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	89,300	(1,675)	2,119	444	0	(61)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/21/2030	233,100	71	2,479	2,550	243	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	03/16/2031	48,200	211	355	566	70	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	84,400	10,215	49	10,264	0	(175)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	44,600	316	(1,206)	(890)	121	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,250	(11)	0	(11)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	1.150	Semi-Annual	09/20/2050	24,300	45	11,700	11,745	0	(103)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051	74,500	13,419	21,649	35,068	0	(326)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	117,100	20,294	23,715	44,009	0	(626)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052	42,000	10,116	5,037	15,153	0	(221)
Receive	1-Year BRL-CDI	11.115	Maturity	01/04/2027	BRL	290,000	0	2,523	2,523	0	(86)
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027	3,200	0	(40)	(40)	1	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027	1,600	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027	1,600	0	(20)	(20)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027	800	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027	3,600	0	(34)	(34)	1	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027	8,500	0	(72)	(72)	3	0
Pay	1-Year BRL-CDI	12.047	Maturity	01/04/2027	269,000	0	(2,023)	(2,023)	80	0
Receive	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	4,400	81	488	569	0	(8)
Receive	6-Month EUR-EURIBOR	0.150	Annual	06/17/2030	900	(1)	115	114	0	(2)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	37,810	(446)	121	(325)	84	0
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050	4,400	244	1,867	2,111	0	(21)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050	13,500	(99)	5,988	5,889	0	(73)
Receive	6-Month EUR-EURIBOR	0.500	Annual	09/21/2052	16,800	1,455	6,114	7,569	0	(86)
Receive(1)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052	52,500	316	4,373	4,689	0	(27)
Receive	6-Month EUR-EURIBOR	1.500	Annual	03/15/2053	2,500	330	280	610	0	(16)

Total Swap Agreements	$58,592	$109,006	$167,598	$1,157	$(2,100)

Cash of $32,031 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(o)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BOA	04/2025	DOP	75,964	$1,194	$0	$(2)
04/2025	EUR	1,937	2,076	0	(18)
04/2025	GBP	10,378	13,318	0	(88)
04/2025	JPY	98,476	669	13	0
04/2025	$1,441	EUR	1,370	41	0
05/2025	CNH	5,679	$776	0	(8)
05/2025	HKD	211,493	27,222	9	0
06/2025	CNH	17,780	2,433	0	(27)
06/2025	$458	MXN	9,444	0	(1)
BPS	04/2025	EUR	401,424	$421,023	11	(13,047)
04/2025	IDR	499,769	30	0	0
04/2025	$4,084	EUR	3,883	114	0
04/2025	61	IDR	994,684	0	(1)
04/2025	263	JPY	39,486	1	0
05/2025	CNH	22,451	$3,091	1	(8)
05/2025	EUR	1,246	1,345	0	(5)
05/2025	JPY	39,353	263	0	(1)
05/2025	$6,238	EUR	5,751	0	(9)
05/2025	30	IDR	500,433	0	0
05/2025	242	TRY	9,357	0	(8)
06/2025	CNH	27,247	$3,741	0	(29)
06/2025	$185	PLN	714	0	(1)
05/2029	KWD	1,047	$3,600	65	0
07/2029	154	530	9	0
BRC	04/2025	EUR	9,316	10,098	40	(15)
04/2025	GBP	3,065	3,883	2	(78)
04/2025	TRY	179,568	4,677	0	(44)
04/2025	$29,918	EUR	27,748	232	(146)
04/2025	198,903	GBP	153,499	0	(622)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

04/2025	13,484	TRY	517,612	107	(6)
04/2025	1,647	ZAR	30,360	7	0
05/2025	GBP	153,498	$198,889	621	0
05/2025	JPY	13,118	88	1	0
05/2025	TRY	23,109	593	15	0
05/2025	$1,423	GBP	1,100	0	(3)
05/2025	7,565	TRY	294,720	0	(210)
06/2025	TRY	209,682	$5,002	0	(27)
06/2025	$23	PLN	87	0	0
06/2025	5,848	TRY	232,604	0	(260)
BSH	04/2025	305	JPY	45,838	0	0
05/2025	JPY	45,684	$305	0	0
06/2025	$91	PLN	351	0	(1)
CBK	04/2025	BRL	9,351	$1,629	0	(10)
04/2025	CNY	1,184	165	0	0
04/2025	DOP	104,638	1,652	4	0
04/2025	EUR	6,739	7,314	30	(3)
04/2025	GBP	2,991	3,876	13	0
04/2025	IDR	631,205	38	0	0
04/2025	$1,605	BRL	9,351	34	0
04/2025	165	CNY	1,184	0	0
04/2025	3,035	EUR	2,782	0	(27)
04/2025	39,209	GBP	30,303	0	(65)
04/2025	38	IDR	631,205	0	(1)
04/2025	80	INR	6,962	2	0
05/2025	DOP	148,230	$2,357	28	0
05/2025	$165	CNY	1,184	0	0
05/2025	30	IDR	499,201	0	0
07/2025	BRL	9,533	$1,605	0	(33)
DUB	04/2025	GBP	10,134	13,117	26	0
FAR	04/2025	CHF	875	981	0	(7)
04/2025	EUR	8,172	8,583	0	(253)
04/2025	ZAR	454	25	0	0
05/2025	$570	CNH	4,111	0	(2)
06/2025	214	PLN	829	0	(1)
07/2025	CNH	4,095	$570	2	0
GLM	04/2025	BRL	9,323	1,627	0	(7)
04/2025	IDR	149,329	9	0	0
04/2025	TRY	7,607	189	0	(6)
04/2025	$1,624	BRL	9,323	10	0
04/2025	9	IDR	145,377	0	0
04/2025	2,458	TRY	95,110	5	(5)
05/2025	CNH	5,522	$754	0	(8)
05/2025	DOP	22,457	353	0	0
05/2025	EUR	3,857	4,177	0	(1)
05/2025	$9	IDR	149,464	0	0
05/2025	31,213	TRY	1,199,127	0	(1,278)
06/2025	199	PLN	767	0	(1)
07/2025	DOP	511,962	$7,981	32	0
08/2025	423,312	6,636	93	0
IND	04/2025	$991	CHF	874	0	(3)
05/2025	CHF	871	$991	3	0
MYI	04/2025	EUR	15,064	16,343	54	0
04/2025	GBP	157,233	200,898	396	(2,604)
04/2025	$438,849	EUR	406,869	1,098	0
04/2025	ZAR	205,673	$11,251	45	0
05/2025	EUR	406,869	439,560	0	(1,099)

Total Forward Foreign Currency Contracts	$3,164	$(20,079)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Eutelsat SA	5.000%	Quarterly	12/20/2025	5.000%	EUR	600	$(26)	$27	$1	$0
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	$5,700	(49)	29	0	(20)

$(75)	$56	$1	$(20)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	United States Treasury Inflation Indexed Bonds «	N/A	0.000%	Maturity	01/28/2036	CNY	101,100	$42	$(2,798)	$0	$(2,756)

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

TOTAL RETURN SWAPS ON LOAN PARTICIPATIONS AND ASSIGNMENTS
									Swap Agreements, at Value
Counterparty	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	AP Core Holdings II, LLC	0.000%	Monthly	09/01/2027	84	0	(48)	0	(48)

Total Swap Agreements							$(33)	$(2,790)	$1	$(2,824)

(p)

Securities with an aggregate market value of $20,827 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)

If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Fund receives payments for any positive net return on the underlying reference. The Fund makes payments for any negative net return on such underlying reference. Pay represents that the Fund receives payments for any negative net return on the underlying reference. The Fund makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments				$0		$697,273	$546,603		$1,243,876
Corporate Bonds & Notes
Banking & Finance				0		174,070	0		174,070
Industrials				0		506,304	111,996		618,300
Utilities				0		103,587	0		103,587
Convertible Bonds & Notes
Banking & Finance				0		18,318	0		18,318
Industrials				0		2,764	0		2,764
Municipal Bonds & Notes
Michigan				0		11,610	0		11,610
West Virginia				0		113	0		113
U.S. Government Agencies				0		100,508	0		100,508
Non-Agency Mortgage-Backed Securities				0		1,037,421	173,208		1,210,629
Asset-Backed Securities
Automobile ABS Other				0		1,257	2,788		4,045
Automobile Sequential				0		0	16,037		16,037
CMBS Other				0		14	0		14
Credit Card Other				0		0	18,756		18,756
Home Equity Other				0		625,906	0		625,906
Home Equity Sequential				0		4	0		4
Manufacturing House ABS Other				0		1,952	0		1,952
Manufacturing House Sequential				0		5,795	0		5,795
Whole Loan Collateral				0		18,318	0		18,318
Other ABS				0		168,820	114,431		283,251
Sovereign Issues				0		86,142	0		86,142
Common Stocks
Communication Services				2,023		0	72,128		74,151
Consumer Discretionary				0		0	23		23
Financials				28,430		0	22,578		51,008
Industrials				0		8	100,638		100,646
Warrants
Financials				0		0	3		3
Preferred Securities
Industrials				0		0	27,300		27,300
Real Estate Investment Trusts
Real Estate				2,033		0	0		2,033
Corporate Bonds & Notes				0		0	0		0
Short-Term Instruments
Mutual Funds				0		1,885	0		1,885
U.S. Treasury Bills				0		31,965	0		31,965

				$32,486		$3,594,034	$1,206,489		$4,833,009
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments				3,873		0	165,182		169,055
Short-Term Instruments

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

Central Funds Used for Cash Management Purposes					219,915		0	0	219,915

					$223,788		$0	$165,182	$388,970

Total Investments					$256,274		$3,594,034	$1,371,671	$5,221,979

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared					0		1,165	0	1,165
Over the counter					0		3,165	0	3,165

					$0		$4,330	$0	$4,330
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared					0		(2,100)	0	(2,100)
Over the counter					0		(20,147)	(2,756)	(22,903)

					$0		$(22,247)	$(2,756)	$(25,003)

Total Financial Derivative Instruments					$0		$(17,917)	$(2,756)	$(20,673)

Totals					$256,274		$3,576,117	$1,368,915	$5,201,306

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 06/30/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$377,004	$231,939	$(257,037)	$2,066	$4,460	$68,685	$119,486	$0	$546,603	$3,281
Corporate Bonds & Notes
Banking & Finance	38,909	0	(38,598)	(15)	(3,365)	3,344	0	(275)	0	3,486
Industrials	131,109	68,392	(123,394)	3	0	25,968	9,918	0	111,996	11,338
Non-Agency Mortgage-Backed Securities	52,497	129,287	(228)	429	2	(7,945)	0	(834)	173,208	(7,993)
Asset-Backed Securities
Automobile ABS Other	15,916	0	(9,451)	0	(22,809)	19,132	0	0	2,788	(2,335)
Automobile Sequential	0	16,000	0	0	0	37	0	0	16,037	37
Credit Card Other	0	18,755	0	0	0	1	0	0	18,756	1
Home Equity Other	1,567	0	(132)	0	(5)	128	0	(1,558)	0	76
Other ABS	85,396	42,840	(12,806)	(160)	(4,394)	(3,390)	6,945	0	114,431	(6,426)
Common Stocks
Communication Services(3)	61,182	2,497	0	0	0	8,449	0	0	72,128	8,450
Consumer Discretionary(4)(5)	24,098	0	(24,653)	0	18,825	(18,247)	0	0	23	0
Energy	2,086	0	(2,248)	0	2,248	(2,086)	0	0	0	0
Financials	24,929	0	0	0	0	(2,351)	0	0	22,578	(2,351)
Industrials	94,488	1,365	0	0	0	4,785	0	0	100,638	4,785
Warrants
Financials	3	0	0	0	0	0	0	0	3	(1)
Preferred Securities
Industrials	0	27,300	0	0	0	0	0	0	27,300	0
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	126,831	61,713	0	0	0	(23,362)	0	0	165,182	(23,362)

	$1,036,015	$600,088	$(468,547)	$2,323	$(5,038)	$73,148	$136,349	$(2,667)	$1,371,671	$(11,014)
Financial Derivative Instruments - Liabilities
Over the counter	$(4,705)	$0	$0	$0	$0	$1,949	$0	$0	$(2,756)	$1,949

Totals	$1,031,310	$600,088	$(468,547)	$2,323	$(5,038)	$75,097	$136,349	$(2,667)	$1,368,915	$(9,065)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$6,123	Comparable Companies			EBITDA Multiple		X	14.000	—

Consolidated Schedule of Investments PIMCO Flexible Credit Income Fund (Cont.)	March 31, 2025 (Unaudited)

	9,408	Discounted Cash Flow / Indicative Market Quotation	Discount Rate / Broker Quote		7.261/90.000	—
	198,223	Discounted Cash Flow	Discount Rate		5.423 - 14.983	9.608
	91,421	Indicative Market Quotation	Broker Quote		74.500 - 100.500	91.786
	18,275	Other Valuation Techniques(6)	-		-	—
	54,027	Recent Transaction	Purchase Price		95.750 - 99.000	98.245
	169,126	Third Party Vendor	Broker Quote		37.500 - 116.500	109.217
Corporate Bonds & Notes
Industrials	76,062	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
	22,326	Discounted Cash Flow	Discount Rate		12.290	—
	13,608	Indicative Market Quotation	Broker Quote		60.000 - 82.000	65.966
Non-Agency Mortgage-Backed Securities	97,394	Discounted Cash Flow	Discount Rate		7.000 - 10.382	9.941
	17,008	Other Valuation Techniques(6)	-		-	—
	50,050	Proxy pricing	Base Price		81.454 - 85.617	85.451
	1,415	Recent Transaction	Purchase Price		70.750	—
	7,341	Recent Transaction	Purchase Price		0.700 - 95.664	41.345
Asset-Backed Securities
Automobile ABS Other	2,788	Discounted Cash Flow	Discount Rate		16.000	—
Automobile Sequential	16,037	Proxy pricing	Base Price		100.000	—
Credit Card Other	18,756	Recent Transaction	Purchase Price		100.000	—
Other ABS	114,431	Discounted Cash Flow	Discount Rate		4.642 – 30.000	10.908
Common Stocks
Communication Services	30,651	Comparable Companies	EBITDA Multiple	X	4.609	—
	41,284	Discounted Cash Flow	Discount Rate		13.210	—
	193	Reference instrument	Stock Price w/Liquidity Discount		12.000	—
Consumer Discretionary	23	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.500/20.750	—
Financials	22,578	Comparable Companies	EBITDA Multiple	X	4.660	—
Industrials	891	Comparable Companies	EBITDA Multiple	X	11.000/9.750	—
	10,415	Indicative Market Quotation	Broker Quote		$1.063 - 17.000	15.626
	89,332	Sum of the parts	Discount rate/mortality assumption		15.323/2015 ANB VBT Mortality Table	—
Warrants
Financials	3	Option Pricing Model	Volatility		32.500	—
Preferred Securities
Industrials	27,300	Other Valuation Techniques(6)	-		-	—
Investments in Affiliates, at Value
Common Stocks
Affiliated Investments	119,779	Comparable Companies	EBITDA Multiple	X	14.000	—
	45,403	Comparable Companies / Discounted Cash Flow	Revenue Multiple/Discount Rate	X/ %	0.900/10.000	—
Financial Derivative Instruments- Liabilities
Over the counter	(2,756)	Indicative Market Quotation	Broker Quote		(19.768)	—

Total	$1,368,915

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(3)			Sector type updated from Utilities to Communication Services since prior fiscal year end.
(4)			Sector type updated from Industrials to Consumer Discretionary since prior fiscal year end.
(5)			Sector type updated from Utilities to Consumer Discretionary since prior fiscal year end.
(6)			Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PFLEXLS I LLC, CLM 13648 LLC and MLM 13648 LLC (each a “Subsidiary” and, collectively, the “Subsidiaries”), each a Delaware limited liability company, were formed as wholly owned subsidiaries acting as investment vehicles for the PIMCO Flexible Credit Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. The Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the Fund and the Subsidiaries. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiaries. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure and incorporation as of the period end of the Subsidiaries.

Subsidiary	Date of Organization	Subsidiary % of Consolidated Fund Net Assets†
PFLEXLS I LLC	12/01/2017	0.0%
CLM 13648 LLC	03/29/2018	0.0%
MLM 13648 LLC	04/03/2018	3.3%

† A zero balance may reflect actual amounts rounding to less than 0.01%.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Fund or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Fund’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Fund generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Fund may calculate its NAV as of the NYSE Close for such day or such other time that the Fund may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Fund to perform the fair value determination relating to all Fund investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of Fund portfolio investments. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Fund’s NAV will be calculated based on the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such

Notes to Financial Statements (Cont.)

investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Fund’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Fund's NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Under certain circumstances, the per share NAV of a class of the Fund’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indexes, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

Expected recovery valuation estimates that the fair value of an existing asset can be recovered, net of any liability. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants, and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

The Sum-of-the-Parts model is typically used when an investment or subject company has two or more separate and distinct assets that would each require its own valuation methodology, typically an income or market approach. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

Notes to Financial Statements (Cont.)

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of March 31, 2025, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

4. INVESTMENTS IN AFFILIATES

The Fund may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III ("Central Funds") to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Fund. A copy of each affiliate fund’s shareholder report is available at the U.S Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Fund’s website at www.pimco.com, or upon request, as applicable. The table below shows the Fund's transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 06/30/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$356,350	$1,711,517	$(1,848,100)	$43	$105	$219,915	$14,246	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

An affiliate includes any company in which a Fund owns 5% or more of the company’s outstanding voting shares. The table below represents transactions in and earnings from these affiliated issuers for the period ended March 31, 2025 (amounts in thousands†, except number of shares).

PIMCO Flexible Credit Income Fund

Security Name	Market Value at 06/30/2024	Purchases at cost	Proceeds from Sale	Net Realized Gain/(Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value at 03/31/2025	Dividend Income	Shares Held at 03/31/2025
AMSURG EQUITY	$126,831	$0	$0	$0	$(7,052)	$119,779	$0	2,562,021
Incora New Equity	0	61,714	0	0	(16,311)	45,403	0	1,270,491
Oi SA	0	0	0	0	3,873	3,873	0	22,097,247

† A zero balance may reflect actual amounts rounding to less than one thousand.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BNY	Bank of New York Mellon	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	MZF	Mizuho Securities USA LLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	RCY	Royal Bank of Canada
BYR	The Bank of Nova Scotia - Toronto	JML	JP Morgan Securities Plc	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SBI	Citigroup Global Markets Ltd.
CDC	Natixis Securities Americas LLC	MEI	Merrill Lynch International	SOG	Societe Generale Paris
DBL	Deutsche Bank AG London	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC

Currency Abbreviations:
BRL	Brazilian Real	GBP	British Pound	KWD	Kuwaiti Dinar
CAD	Canadian Dollar	HKD	Hong Kong Dollar	MXN	Mexican Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	TRY	Turkish New Lira
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	USD (or $)	United States Dollar
DOP	Dominican Peso	KWD	Kuwaiti Dinar	ZAR	South African Rand
EUR	Euro

Index/Spread Abbreviations:
EUR001M	1 Month EUR Swap Rate	JIBA3M	3 Month JIBAR rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
EUR012M	12 Month EUR Swap Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	PIK	Payment-in-Kind
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
BRL-CDI	Brazil Interbank Deposit Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
CBO	Collateralized Bond Obligation	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap